Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share

Net income and weighted average number of common stocks used in the calculation of earnings per share were as follows:

Net Income

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Net income used to compute the basic earnings per share
Net income attributable to the parent	$32,947	$33,419	$35,616
Assumed conversion of all dilutive potential common stocks
Employee stock options and employee compensation of subsidiaries	(4)	(7)	(6)
Net income used to compute the diluted earnings per share	$32,943	$33,412	$35,610

Weighted Average Number of Common Stocks

(Millions Shares)

	Year Ended December 31
	2019	2020	2021
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	8	8	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,765	7,765	7,765